LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Disclosure of detailed information about lease obligation [Table Text Block]
	December 31,	December 31,
	2021	2020

Balance at the beginning of the year	$1,094	$1,238
Additions	89	31
Interest	73	84
Payments	(251)	(267)
Effects of movement in exchange rates	(4)	8
Balance at the end of the year	1,001	1,094
Less: Current portion	(207)	(173)
Non-Current Lease Liabilities	$794	$921

Disclosure of detailed information about lease liability maturity contractual undiscounted cash flows [Table Text Block]
	December 31,	December 31,
	2021	2020

Less than one year	$263	$238
One to five years	637	653
More than five years	262	425
Total at the end of the year	$1,162	$1,316

Disclosure of detailed information about recognized in profit or loss [Table Text Block]
	Years ended
	December 31,	December 31,
	2021	2020

Interest on lease liabilities	$(73)	$(84)
Expenses related to short-term leases	$(649)	$(388)